SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands					3 Months Ended
	Jun. 29, 2022 USD ($) stockPayment contingentValueRight $ / shares	Apr. 19, 2022 USD ($)	Mar. 07, 2022 USD ($) $ / shares	Jan. 25, 2022 USD ($) renewalTerm	Mar. 31, 2022 USD ($)	Mar. 04, 2022 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Gross proceeds from sale of property					$ 8,100
Convertible Debt
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility					$ 20,000	$ 20,000	$ 3,000
Payment in kind interest rate						8.00%
Conversion price (in dollars per share) | $ / shares						$ 10.00
Subsequent Event
Subsequent Event [Line Items]
Initial term of sale leaseback				20 years
Number of extension options | renewalTerm				2
Renewal term				5 years
Based annual rate				$ 566
Gross proceeds from sale of property				$ 8,100
Combined equity value	$ 375,000
Exchange ratio	0.091
Number of contractual contingent value rights received by shareholders | contingentValueRight	1
Number of stock payments received by shareholders | stockPayment	2
Stock payment, percent of fully diluted equity	5.00%
Subsequent Event | Senior Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt term		120 months
Payment in kind interest rate		4.25%
Borrowing capacity under credit agreement		$ 30,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Term Loan
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility		$ 20,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Term Loan | Prime Rate
Subsequent Event [Line Items]
Variable rate		0.75%
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing capacity under credit agreement		$ 10,000
Subsequent Event | Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility | Prime Rate
Subsequent Event [Line Items]
Variable rate		0.625%
Subsequent Event | Convertible Debt
Subsequent Event [Line Items]
Borrowing capacity under convertible bridge financing facility			$ 20,000
Debt term			1 year
Payment in kind interest rate			8.00%
Conversion price (in dollars per share) | $ / shares			$ 10.00
Subsequent Event | Agrico Acquisition Corp.
Subsequent Event [Line Items]
Common stock price (in dollars per share) | $ / shares	$ 10